Related Party Disclosures (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Disclosures [Abstract]
Schedule of Condensed Consolidated Interim Financial Statements	The condensed consolidated interim financial statements include the financial statements of the Company and its subsidiaries and its respective ownership listed below:
% equity interest
Reflexivity LLC	100
Valour Inc.	100
Valour Europe AG	100
DeFi Middle East DMCC	100
Stillman Digital Inc.	100
Stillman Bermuda Ltd.	100
Valour Funds SPC	100
Valour Digital Securities Limited	0

Schedule of Remuneration of Directors and Other Members of Key Management Personnel	The remuneration of directors and other members of key management personnel during the three and six months ended June 30, 2026 and 2025 were as follows:
	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Short-term benefits	$1,915,905	$627,902	$3,728,134	$1,118,933
Shared-based payments	938,483	648,674	1,942,333	914,280
	$2,854,388	$1,276,576	$5,670,467	$2,033,213

Schedule of the Nature of the Relationship of the Company’s Directors or Officers with the Investment	The following is a list of total investments and the nature of the relationship of the Company’s directors or officers with the investment as of June 30, 2026 and December 31, 2025.
Investment	Nature of relationship to investment	Estimated Fair Value
Global Benchmarks AB*	Share ownership of investee by director (Per Von Rosen)	199,875
Total investment - June 30, 2026		$199,875

*	Private company

Investment	Nature of relationship to investment	Estimated Fair Value
ZKP Corporation*	Former Director (Olivier Roussy Newton) of investee	$1,000,000
Global Benchmarks AB*	Share ownership of investee by director (Per Von Rosen)	199,875
Total investment - December 31, 2024		$1,199,875

*	Private company